CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			201 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Revenues, net	$ 28,651	$ 291,628	$ 1,172,611	$ 5,110,784
Cost of Goods Sold	11,109	155,619	812,266	1,620,375
Gross profit	17,542	136,009	360,345	3,490,409
Operating Expenses:
Research and development	4,987,236	10,250,397	13,361,156	131,975,964
Research and development - related party	0	0	0	220,218
Selling and marketing	165,175	1,025,774	3,709,767	9,333,214
General and administrative	4,889,179	13,392,920	12,719,239	147,802,156
General and administrative - related party	0	0	0	314,328
Total Operating Expenses	10,041,590	24,669,091	29,790,162	289,645,880
Operating Loss	(10,024,048)	(24,533,082)	(29,429,817)	(286,155,471)
Other Income (Expense):
Miscellaneous income (expense)	0	489,292	750	686,303
Income from assets held for investment, net (Note 3)	2,206,216	349,458	206,575	4,334,257
Interest income	1,519	6,455	27,045	7,781,893
Interest expense	(592,525)	(208,906)	(210,083)	(69,008,682)
Change in fair value of derivative liabilities (Note 12)	(1,081,440)	2,220,916	4,125,590	(715,977) [1]
Loss on extinguishment of debt	0	0	0	(14,134,068)
Net Loss Before Undernoted	(9,490,278)	(21,675,867)	(25,279,940)	(357,211,745)
Minority Interest Share of Loss	0	0	0	3,038,185
Net loss	(9,490,278)	(21,675,867)	(25,279,940)	(354,173,560)
Preferred Stock Dividend	376,746	766,417	0	3,438,220
Net Loss Available to Common Stockholders	$ (9,867,024)	$ (22,442,284)	$ (25,279,940)	$ (357,611,780)
Basic and Diluted Net Loss Per Common Share (Note 16) (in dollars per share)	$ (0.03)	$ (0.08)	$ (0.10)
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (Note 16) (in shares)	332,333,583	284,818,486	144,409,840

[1]	includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Warrant Liability.